Note 9 - Cash, Cash equivalents in central banks and other demand deposits and Financial liabilities measured at amortized cost (Tables)	12 Months Ended
Dec. 31, 2017
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost
Cash, Cash balances at central banks and other demand deposit
Cash, cash balances at central banks and other demand deposits (Millions of euros).
	2017	2016	2015
Cash on hand	6,220	7,413	7,192
Cash balances at central banks	31,718	28,671	18,445
Other demand deposits	4,742	3,955	3,646
Total	42,680	40,039	29,282

Financial liabilities measured at amortised cost. Deposits from central banks.
Financial liabilities measured at amortized cost. Deposits from Central Banks (Millions of Euros).
	Notes	2017	2016	2015
Deposits from Central Banks		30,899	30,091	21,022
Repurchase agreements	35	6,155	4,649	19,065
Total	22	37,054	34,740	40,087